SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Convertible Senior Notes, Revenue Recognition, Deferred Project Revenue, Cost of Revenues, Warranty Costs and Government Grants) (Narrative) (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue recognition [Line Items]
Amortization of deferred convertible notes issuance costs and premium	$ 0	$ 32,935	$ 764,527
Other Assets, Noncurrent	$ 3,425,098	3,250,754
Percenatge of Total Selling Price of Power Projects	50.00%
Revenue from Grants	$ 4,184,724	1,708,163	$ 1,534,297
Deferred project revenue
Deferred project revenue	0	32,242,995
Solar power projects [Member]
Deferred project revenue
Deferred project revenue	$ 20,791,918	$ 32,242,995